Investments Accounted for Using the Equity Method - Summary of Principal Transactions and Balances with Related Parties (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Oct. 31, 2024
Disclosure of transactions between related parties [line items]
Other Assets		€ 189		€ 189
Subordinate Hybrid Bond, Related Party Transactions					€ 200
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Sales	[1],[2]	29	€ 59
Royalties and other income	[1],[2]	63	33
Accounts receivable and other receivables	[3]	299		184
Other Assets	[4]	189		189
Purchases of goods and services (including research expenses)	[1],[2]	371	€ 333
Amounts payable, related party transactions		€ 637		€ 160

[1]	Figures for 2024 comparative periods have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	For the six months ended June 30, 2025, these amounts include transactions between Sanofi and OPAL JV Co for the period from May 1, 2025 through June 30, 2025.
[3]	Includes loans to joint ventures and associates.
[4]	In October 2024, Sanofi raised its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond. The fair value of this investment as of June 30, 2025 was €189 million (and was also €189 million as of December 31, 2024).